Rule 497 (e)

033-74092, 033-61122, 033-02460

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E (The Achievement and The Educator)

SUPPLEMENT DATED JUNE 15, 2012

TO PROSPECTUS DATED MAY 1, 2012

The Prospectus dated May 1, 2012 is hereby amended as follows:

Effective immediately, non-qualified and qualified Contracts are no longer offered for sale except for Contracts to be issued to new participants of employer sponsored retirement plans which have previously purchased the Contract.

Please use this supplement with your prospectus. Read this supplement and your prospectus carefully and keep both documents together for future reference.

JNL-PROS-S-06.15.12